Summary of Significant Accounting Policies - Basis of Presentation and Liquidity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Incurred loss	$ 24,832	$ 21,825
Accumulated deficit	105,091	80,259
Cash used in operating activities	$ 15,446	$ 13,626